TAXES ON INCOME (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Integer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Tax rate	23.00%	24.00%	25.00%
Effective tax rate	14.70%	(10.50%)	14.80%
Income tax expense	$ 27,377	$ (13,631)	$ 21,412
Income taxes paid	42,858	33,029	$ 28,396
Tax loss carry-forwards	375,786
Tax loss carry-forwards that have no expiration date	$ 71,345
Operating loss carry-forwards expiration date	Dec. 31, 2038
Accrued interest related to income tax uncertainties	$ 501	1,262
Deferred tax benefit		$ 30,923
New Federal corporate tax rate for periods beginning on or after January 1, 2018		21.00%
Additional income tax	2,975
Net operating losses expense	$ 4,786
Minimum [Member] | Other Income Tax Authority [Member]
Year subject to audit	2011
Maximum [Member] | Other Income Tax Authority [Member]
Year subject to audit	2017
Tax Year 2010 [Member] | Israel Tax Authority [Member]
Settlement of tax year under examination	2011
Earliest Tax Year [Member]
Operating loss carry-forwards expiration date	Dec. 31, 2019
Latest Tax Year [Member]
Operating loss carry-forwards expiration date	Dec. 31, 2038
Tax Year 2013 [Member] | Israel Tax Authority [Member]
Year under examination	2013
Settlement of tax year under examination	2016
United Kingdom [Member]
Tax rate	19.00%
United States [Member]
Tax rate	25.00%
Encouragement of Industry [Member]
Number of annual installments for dedcution of public offering expenses | Integer	3
Amortization period of purchased know-how and patents	8 years
Non-Israeli Subsidiaries [Member]
Undistributed earnings	$ 489,123
Unrecognized deferred tax liability	$ 79,658
From 2015 through 2016 [Member] | The election [Member]
Tax rate	16.00%
2017 and thereafter [Member] | The election [Member]
Tax rate	12.00%
2017 [Member] | Income not eligible for Preferred Enterprise benefits [Member]
Tax rate			24.00%
2018 and thereafter [Member] | Income not eligible for Preferred Enterprise benefits [Member]
Tax rate	23.00%
2012 [Member]
Tax rate	20.00%